INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current:
Federal	$ (2)	$ (3)
State and local
Foreign
Total current	(2)	(3)
Deferred:
Federal
State and local
Foreign		148
Total deferred		148
(Expense) benefit from income taxes	$ (2)	$ 145